HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. During the periods ended September 30, 2023 and 2022, a portion of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs and expenses allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat ophthalmic disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company agreed to issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys granted the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, approval of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company agreed to enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product. On February 14, 2022, the Company entered into a Termination of Option Exchange Agreement (the “Termination Agreement”) with Diopsys pursuant to which the prior Option Exchange Agreement between the Company and Diopsys was terminated effective immediately and of no further force and effect, and neither party has any past, current or future obligations or liabilities to the other (or any other person or entity) with respect to any rights, obligations or any of the transactions contemplated in the Option Exchange Agreement. At the time of such termination, none of the conditions in the Option Exchange Agreement were satisfied and no options thereunder had been issued to either the Company or Diopsys. In addition, the Exclusive Distribution Agreement to be entered into between the Company and Diopsys and referred to in the Option Exchange Agreement has not been negotiated and as of the second quarter of 2022, there are no plans to move forward with Diopsys.

On December 27, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with Sanovas Ophthalmology pursuant to which the Company exchanged 28,014,540 shares of common stock held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full.

On July 5, 2022, the Company entered into an exchange agreement with Dr. Lawrence Perich pursuant to which it acquired all the outstanding shares of DNA/GPS Inc., a pharmacogenetics company based in Tampa, Florida (“DNA/GPS”), in exchange for the issuance of 2,000,000 shares of the Company’s common stock. The acquisition of DNA/GPS combines DNA/GPS’ genetic mapping capabilities with the Company’s retinal imaging capabilities. The combined technology is expected to have the ability to screen, monitor and provide data to profile trends and create diagnostic markers for systemic and retinal disorders in the cardiovascular, Alzheimer’s, Parkinson disease. The markers and data analysis are rapid and cost effective, thereby eliminating expensive diagnostic equipment such as MRI or CT scanning. The results are confidential to the patient and anonymous for any third party without permission of the patient. The Company accounted for this transaction as an asset acquisition in the quarter ending September 30, 2022. The estimated fair value of the transaction was $2,000,000 plus legal fees associated with the transaction of $32,889 is recorded as acquired in-process research and development costs in the associated consolidated statement of operations in the quarter ended September 30, 2022.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $10,568,000 at September 30, 2023. At September 30, 2023, the Company has $44 in cash. In addition, as of September 30, 2023 and December 31 2022, the Company had liabilities of approximately $1,083,000 and $1,069,000, respectively, approximately 30% and 55%, respectively, of which is with related parties. The Company has minimal cash at September 30, 2023 and remains dependent on related parties for much of its financing. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. The Company completed a private offering of shares of its common stock raising net proceeds of $60,500 in the nine months ended September 30, 2022 - See Note D. In February 2021, the Company entered into an agreement with an investment banker to raise funds for the Company which led to the private offering of shares mentioned above.

Sanovas has paid a significant portion of the Company’s operating expenses through September 2023, and was owed approximately $900 as of September 30, 2023 by the Company. The Company also issued shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $353,432 in May 2022, $586,370 in November 2022 and $950,086 in September 2023 (see Note C).

As of the date of this report, the Company does not have adequate resources to fund its operations through March 2024 without considering any potential future capital raising transactions. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE A – HISTORY, BUSINESS PURPOSE, LIQUIDITY AND GOING CONCERN

RetinalGenix Technologies Inc. (the “Company”), a Delaware corporation, was formed in November 2017 by Sanovas Ophthalmology, LLC (“Sanovas Ophthalmology”), a majority owned subsidiary of Sanovas Inc. (“Sanovas”), a privately held research and development incubator. During the years ended December 31, 2022 and December 31, 2021, a substantial portion of the operations of the Company were conducted by Sanovas, who invoices the Company for costs and expenses paid for on behalf of the Company and costs and expenses allocated to the Company for services performed on behalf of the Company.

The Company was formed to develop technologies to diagnose and treat ophthalmic disorders. The Company sublicensed certain technology initially developed by Sanovas from Sanovas Ophthalmology – See Note C. Since 2018, the Company has been developing its screening device and home monitoring and physician alert system.

In October 2021, the Company filed a registration statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission pursuant to which it registered for resale shares of common stock, including shares of common stock issuable upon exercise of outstanding options and warrants. The Company did not raise any cash from the resale of the securities offered by the Registration Statement, and accordingly, the previously deferred offering costs were applied against the proceeds of the shares of common stock sold in 2021 pursuant to the Company’s previous private offering of securities.

On October 8, 2019, the Company entered into an option exchange agreement (the “Option Exchange Agreement”) with Diopsys, Inc. (“Diopsys”) pursuant to which the Company shall issue Diopsys an option to purchase up to 10% of its issued and outstanding shares of common stock and Diopsys shall grant the Company an option to purchase up to 10% of the issued and outstanding shares of common stock of Diopsys on the Closing Date (the “Option Exchange”). “Closing Date” means a date that is within 30 days of the date that all of the contingencies set forth in the Option Exchange Agreement are satisfied including, but not limited to, approval of a product by the U.S. Food and Drug Administration. In addition, pursuant to the Option Exchange Agreement, upon the closing of the Option Exchange, the Company shall enter into an exclusive distribution agreement with Diopsys pursuant to which Diopsys shall act as the Company’s exclusive distributor of such product. On February 14, 2022, the Company entered into a Termination of Option Exchange Agreement (the “Termination Agreement”) with Diopsys pursuant to which the prior Option Exchange Agreement between the Company and Diopsys dated October 8, 2019 (the “Option Exchange Agreement”) was terminated effective immediately and of no further force and effect, and neither party has any past, current or future obligations or liabilities to the other (or any other person or entity) with respect to any rights, obligations or any of the transactions contemplated in the Option Exchange Agreement. At the time of such termination, none of the conditions in the Option Exchange Agreement were satisfied and no options thereunder had been issued to either the Company or Diopsys. In addition, the Exclusive Distribution Agreement to be entered into between the Company and Diopsys and referred to in the Option Exchange Agreement has not been negotiated and as of the second quarter of 2022, there are no plans to move forward with Diopsys.

On December 27, 2021, RetinalGenix Technologies Inc. entered into an exchange agreement (the “Exchange Agreement”) with Sanovas Ophthalmology pursuant to which the Company exchanged 28,014,540 shares of common stock held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full.

On July 5, 2022, RetinalGenix Technologies Inc. entered into an Exchange Agreement (the “Exchange Agreement”) with Dr. Lawrence Perich pursuant to which it acquired all the outstanding shares of DNA/GPS Inc., a pharmacogenetics company based in Tampa, Florida (“DNA/GPS”), in exchange for the issuance of 2,000,000 shares of the Company’s common stock. The acquisition of DNA/GPS combines DNA/GPS’ genetic mapping capabilities with the Company’s retinal imaging capabilities. The combined technology is expected to have the ability to screen, monitor and provide data to profile trends and create diagnostic markers for systemic and retinal disorders in the cardiovascular, Alzheimer’s, Parkinson and other diseases. The markers and data analysis are rapid and cost effective, thereby eliminating expensive diagnostic equipment such as MRI or CT scanning. The results are to confidential to the patient and anonymous for any third party without permission of the patient. The Company accounted for this transaction as an asset acquisition in 2022. The estimated fair value of the transaction was $2,000,000 plus legal fees associated with the transaction of $32,889 is recorded as acquired in-process research and development costs in the associated consolidated statement of operations.

Liquidity and Going Concern

The Company has had net losses since inception and has an accumulated deficit of approximately $9,018,000 at December 31, 2022. In addition, as of December 31, 2022 and December 31 2021, the Company had liabilities of approximately $1,069,000 and $470,000, respectively, the majority of which is with related parties. The Company has minimal cash at December 31, 2022 and remains dependent on Sanovas for much of its operations. The Company expects that operating losses and negative cash flows from operations will occur for at least the next several years, and the Company will need to access additional funds to achieve its strategic goals with respect to the sublicensed technology. The Company commenced private offerings of shares of its common stock raising net proceeds of approximately $1,083,000 in the year ended December 31, 2021, and $60,500 in the year ended December 31, 2022 - See Note D. In February 2021, the Company entered into an agreement with an investment banker to raise funds for the Company which led to the private offering of shares mentioned above. The Company is in discussions with investment bankers and individual investors with respect to raising additional capital for the Company and potentially up-listing to the NASDAQ exchange.

Sanovas has paid a significant portion of the Company’s operating expenses through December 2022, and was owed approximately $428,000 as of December 31, 2022 by the Company. The Company also issued shares of its common stock to offset amounts due to Sanovas for payment of expenses on behalf of the Company of $390,358 in June 2021 and $353,432 in May 2022 and $586,370 in November 2022 (see Note C).

As of the date of this report, the Company does not have adequate resources to fund its operations through April 2024 without considering any potential future milestone payments that it may receive under any new collaborations that it may enter into in the future or any future capital raising transactions. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.